united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report June 30, 2018

CDGCX	Crawford Dividend Growth Fund Class C

CDGIX	Crawford Dividend Growth Fund Class I

CDOCX	Crawford Dividend Opportunity Fund Class C

CDOFX	Crawford Dividend Opportunity Fund Class I

CMALX	Crawford Multi-Asset Income Fund

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, LLC,
Member FINRA/SIPC, 9465 Counselors Row,
Suite 200, Indianapolis, IN 46240.

Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, Georgia 30339 www.CrawfordInvestmentFunds.com

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited)

At Crawford Investment Counsel we believe that within an uncertain investment landscape many market participants continuously underestimate the potential range of investment outcomes. In an effort to overcome some of the inherent uncertainty of investing, we focus our investment approach on more consistent companies with the belief that quality characteristics enhance the visibility and predictability of the portfolio, which reduces the potential range of investment outcomes.

Dividends are an important part of our investment philosophy and process. Dividends represent a key component of total return over time, and a consistent and growing dividend often demonstrates a company's ability to generate a sustainable and growing cash flow stream. We believe quality and dividends are inexorably linked and look to a company's dividend history as an initial indicator of quality.

Within this framework, the goal of the Crawford Dividend Growth Fund and the Crawford Dividend Opportunity Fund is to provide attractive total investment return. The primary goal of the Crawford Multi-Asset Income Fund is to produce a high level of current income. These objectives are achieved by utilizing an investment process that is focused on fundamentals, is long-term oriented and invests in higher quality, income producing securities. We strive to produce a return pattern that demonstrates higher return and less risk (as measured by standard deviation) than the popular stock market averages and peers. The focus on higher quality companies has implications for relative investment returns over both shorter and longer periods of time.

In our view, the success or failure of any investment is primarily determined by two attributes:

1.

Fundamental growth in intrinsic value of a business: Our focus on high quality companies increases the likelihood that fundamental progress of the company will be achieved year after year, continually enhancing intrinsic value in the process.

2.	Valuation at the time of investment: Our value orientation and price sensitivity reflect the belief that valuation is an important component of both return and risk of any investment.

Investment Process Goals:

●	Identify high quality companies with a positively skewed risk/reward trade-off
●	Invest when short-term business or market considerations impair valuation
●	Allow the company’s fundamental progress, valuation improvement and dividend stream to contribute to the total investment return over a longer-term time horizon.

With respect to the stock market and shorter-term returns, the first half of the year did not represent much in the way of forward progress for equity investors. The primary exceptions would be small cap stocks and select large cap growth stocks. Small cap indices, the S&P 500, and the NASDAQ composite are up mid-single digits year-to-date. The U.S. market continues to lead global equity indices, partly due to the strength of the U.S. dollar.

The stock market started out the year strongly in January, and then quickly reversed course, as volatility reemerged into the equation after a couple of very calm years, especially 2017. The overall market has largely been treading water since that time. Working against each other were the robust environment for U.S. corporate profits versus two potentially negative forces: rising interest rates and geopolitical trade concerns.

With the extremely strong earnings reports (S&P 500 profits up 20%+ year-over-year in 1Q2018) and relatively unchanged share prices, valuations have compressed back closer to their long-term average. Since interest rates remain relatively low and stock earnings multiples have now moved down as earnings have increased, the market has become more attractively valued.

1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited) (continued)

The prime beneficiaries of the better economic environment and tax cuts have been more domestically-oriented companies, especially those that were high marginal tax rate payers. In addition, the industrial sector is experiencing strong demand trends and the financial sector’s profit margins are getting a boost from higher short-term interest rates, which helps their interest margins expand. Beyond this, a relatively small number of high profile growth stocks have led the market, most notably from the technology sector and related businesses, most of which don’t pay a dividend. Energy stocks have been helped by higher oil prices.

Dividend Growth Fund:

For the six months ended June 30, 2018, the Crawford Dividend Growth Fund (“Dividend Growth Fund”) Class I Shares and Class C Shares produced total returns of 0.30% and -0.12%, respectively. This compares to total returns of -1.69% for the Fund’s primary benchmark, the Russell 1000 Value Index and 2.65% for the Fund’s secondary benchmark, the S&P 500 Index, for the same period. Dividend-paying stocks were disadvantaged relative to non-dividend payers in the first six months of the year. Within this environment, the Dividend Growth Fund was able to outperform its primary benchmark, the Russell 1000 Value Index but trailed its secondary benchmark, the S&P 500 Index, which is more growth oriented. The Fund continues to emphasize investing in consistent and predictable businesses. The adviser believes the portfolio is well positioned to obtain attractive, long-term, risk adjusted returns.

Dividend Opportunity Fund:

For the six months ended June 30, 2018, the Crawford Dividend Opportunity Fund ("Dividend Opportunity Fund") Class I Shares and Class C Shares produced total returns of 4.70% and 4.19%, respectively. This compares to a total return of 7.66% for the Russell 2000 Index, for the same period. Smaller company stocks experienced mild increases during the first half of the year, and the Dividend Opportunity Fund generated positive results. The Fund under-performed its benchmark, the Russell 2000 Index. The Dividend Opportunity Fund continues its higher-quality orientation, focusing on smaller capitalization companies that are shareholder friendly, as evidenced by their dividend payments, and have businesses that provide an above average consistency in their operations.

Multi-Asset Income Fund:

For the six months ended June 30, 2018, the Crawford Multi-Asset Income Fund ("Multi-Asset Income Fund") produced total returns of 1.66%. This compares to a total return of -0.25% for the NASDAQ U.S. Multi-Asset Diversified Income Index, for the same period. The Multi-Asset Income Fund outperformed its benchmark, the NASDAQ US Multi-Asset Diversified Income Index. The Fund primarily benefitted from risk controls that resulted in a portfolio that was much more resilient than the benchmark in the face of steeply rising interest rates and the negative impacts of regulatory change in the energy infrastructure industry.

2

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns* (For the periods ended June 30, 2018)
	Crawford Dividend Growth Fund
	Class I	Class C (a)	Class C (CDSC Adjusted) (a)	Russell 1000® Value Index (b)	S&P 500® Index (b)
Six Months	0.30%	-0.12%	-1.11%	-1.69%	2.65%
One Year	9.17%	8.13%	8.13%	6.77%	14.37%
Five Year	8.50%	7.42%	7.42%	10.34%	13.42%
Ten Year	6.98%	5.96%	5.96%	8.49%	10.17%

	Expense Ratios (c)
	Class I	Class C
Gross	1.07%	2.07%
With Applicable Waivers	0.98%	1.98%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*

The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 1000® Value Index and the S&P 500® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 30, 2018. Additional information pertaining to the Fund’s expense ratios as of June 30, 2018 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

3

INVESTMENT RESULTS – (Unaudited) (continued)

Average Annual Total Returns* (For the periods ended June 30, 2018)
	Crawford Dividend Opportunity Fund
	Class I	Class C (a)	Class C (CDSC Adjusted) (a)	Russell 2000® Index (b)
Six Months	4.70%	4.19%	3.19%	7.66%
One Year	14.97%	13.82%	13.82%	17.57%
Five Year	13.67%	N/A	N/A	12.46%
Since Inception (9/26/12)	14.65%	N/A	N/A	14.05%
Since Inception (4/29/15)	N/A	10.32%	10.32%	10.64%

	Expense Ratios (c)
	Class I	Class C
Gross	1.23%	2.23%
With Applicable Waivers	1.05%	2.05%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*

The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 30, 2018. Additional information pertaining to the Fund’s expense ratios as of June 30, 2018 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

4

INVESTMENT RESULTS – (Unaudited) (continued)

Average Annual Total Returns* (For the periods ended June 30, 2018)
	Crawford Multi-Asset Income Fund	NASDAQ US Multi-Asset Diversified Income IndexSM (a)
Six Months	1.66%	-0.25%
Since Inception (9/12/17)	1.80%	1.31%

Expense Ratios (b)
Gross	2.63%
With Applicable Waivers	1.17%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*

The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(a)

The NASDAQ US Multi-Asset Diversified Income IndexSM is designed to provide exposure to multiple asset segments, each selected to result in a consistent and high yield. The index is comprised of securities classified as U.S. equities, U.S. Real Estate Investment Trusts, U.S. preferred securities, U.S. Master Limited Partnerships, and a high-yield corporate debt Exchange Traded Fund and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Fund’s prospectus dated April 30, 2018. Additional information pertaining to the Fund’s expense ratios as of June 30, 2018 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

5

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Crawford Dividend Growth Fund is total return. Total return is comprised of both capital appreciation and income. Under normal circumstances, the Crawford Dividend Growth Fund will invest at least 80% of its assets in securities of companies that pay regular dividends.

6

FUND HOLDINGS – (Unaudited) (continued)

[1]	As a percentage of net assets.

The investment objective of the Crawford Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

7

FUND HOLDINGS – (Unaudited) (continued)

[1]	As a percentage of net assets.

The investment objective of the Crawford Multi-Asset Fund is to provide current income.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS — 100.74%	Shares	Fair Value
Consumer Discretionary — 9.08%
Gentex Corporation	23,150	$532,913
Genuine Parts Company	13,040	1,196,942
Home Depot, Inc. (The)	3,500	682,850
Omnicom Group, Inc.	19,910	1,518,535
		3,931,240
Consumer Staples — 9.70%
Coca-Cola Company (The)	20,630	904,832
McCormick & Company, Inc.	5,000	580,450
Philip Morris International, Inc.	13,500	1,089,990
Procter & Gamble Company (The)	13,690	1,068,641
Walmart, Inc.	6,500	556,725
		4,200,638
Energy — 7.19%
Chevron Corporation	8,810	1,113,848
Exxon Mobil Corporation	6,700	554,291
Royal Dutch Shell plc, Class A - ADR	13,000	899,990
Total S.A. - ADR	9,000	545,040
		3,113,169
Financials — 23.41%
American Express Company	15,000	1,470,000
BlackRock, Inc.	2,500	1,247,600
Chubb Ltd.	6,000	762,120
Cullen/Frost Bankers, Inc.	8,000	865,920
M&T Bank Corporation	7,000	1,191,050
MetLife, Inc.	15,000	654,000
Northern Trust Corporation	9,820	1,010,380
People's United Financial, Inc.	55,000	994,950
S&P Global, Inc.	2,500	509,725
Willis Towers Watson plc	9,478	1,436,865
		10,142,610
Health Care — 13.94%
AstraZeneca PLC - ADR	20,000	702,200
Cardinal Health, Inc.	17,030	831,575
Johnson & Johnson	13,140	1,594,408
Medtronic plc	13,500	1,155,735
Merck & Company, Inc.	24,670	1,497,469
Stryker Corporation	1,500	253,290
		6,034,677

See accompanying notes which are an integral part of these financial statements.

9

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2018 (Unaudited)

COMMON STOCKS — 100.74% (continued)	Shares	Fair Value
Industrials — 12.60%
Honeywell International, Inc.	10,000	$1,440,499
Hubbell, Inc.	8,940	945,316
Johnson Controls International plc	26,430	884,084
United Parcel Service, Inc., Class B	13,430	1,426,669
United Technologies Corporation	3,000	375,090
W.W. Grainger, Inc.	1,250	385,500
		5,457,158
Information Technology — 20.75%
Accenture plc, Class A	9,100	1,488,669
Broadridge Financial Solutions, Inc.	3,000	345,300
Microsoft Corporation	27,120	2,674,302
Paychex, Inc.	15,250	1,042,338
SAP SE - ADR	10,500	1,214,430
Texas Instruments, Inc.	20,150	2,221,538
		8,986,577
Telecommunication Services — 1.82%
AT&T, Inc.	24,480	786,053

Utilities — 2.25%
Southern Company (The)	21,000	972,510

Total Common Stocks (Cost $29,855,406)		43,624,632

MONEY MARKET FUNDS — 4.02%
Federated Treasury Obligations Fund, Institutional Shares, 1.80%(a)	1,739,794	1,739,794

Total Money Market Funds (Cost $1,739,794)		1,739,794
Total Investments — 104.76% (Cost $31,595,200)		45,364,426
Liabilities in Excess of Other Assets — (4.76)%		(2,063,057)
NET ASSETS — 100.00%		$43,301,369

(a)	Rate disclosed is the seven day effective yield as of June 30, 2018.

ADR	– American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

10

CRAWFORD DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS — 98.35%	Shares	Fair Value
Consumer Discretionary — 11.64%
Choice Hotels International, Inc.	49,700	$3,757,320
Core-Mark Holding Company, Inc.	59,804	1,357,551
Cracker Barrel Old Country Store, Inc.	24,670	3,853,700
John Wiley & Sons, Inc., Class A	56,800	3,544,320
Leggett & Platt, Inc.	46,343	2,068,752
Monro, Inc.	68,043	3,953,298
Wolverine World Wide, Inc.	111,100	3,862,947
		22,397,888
Consumer Staples — 6.79%
Casey's General Stores, Inc.	38,160	4,009,852
Flowers Foods, Inc.	112,776	2,349,124
Nu Skin Enterprises, Inc., Class A	36,004	2,815,153
PriceSmart, Inc.	43,019	3,893,220
		13,067,349
Energy — 2.07%
SM Energy Company	155,313	3,989,991

Financials — 19.79%
BancFirst Corporation	64,462	3,816,150
Brown & Brown, Inc.	71,820	1,991,569
Bryn Mawr Bank Corporation	78,912	3,653,626
First of Long Island Corporation (The)	142,434	3,539,485
Glacier Bancorp, Inc.	63,612	2,460,512
Granite Point Mortgage Trust, Inc.	57,068	1,047,198
Hanover Insurance Group, Inc. (The)	10,400	1,243,424
Lazard Ltd., Class A	66,622	3,258,482
Old Republic International Corporation	185,755	3,698,382
South State Corporation	43,890	3,785,513
Sterling Bancorp	157,820	3,708,770
Trico Bancshares	101,227	3,790,951
Valley National Bancorp	169,456	2,060,585
		38,054,647
Health Care — 10.45%
Atrion Corporation	6,105	3,659,337
Computer Programs & Systems, Inc.	97,072	3,193,669
Psychemedics Corporation	213,231	4,102,564
Simulations Plus, Inc.	229,335	5,102,704
U.S. Physical Therapy, Inc.	42,091	4,040,736
		20,099,010

See accompanying notes which are an integral part of these financial statements.

11

CRAWFORD DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2018 (Unaudited)

COMMON STOCKS — 98.35% (continued)	Shares	Fair Value
Industrials — 18.86%
Dun & Bradstreet Corporation (The)	15,210	$1,865,507
ESCO Technologies, Inc.	78,311	4,518,544
Franklin Electric Company, Inc.	70,520	3,180,452
Hexcel Corporation	37,620	2,497,216
Kaman Corporation	26,800	1,867,692
Landstar System, Inc.	31,518	3,441,766
MSA Safety, Inc.	22,225	2,141,157
MSC Industrial Direct Company, Inc., Class A	24,200	2,053,370
Mueller Water Products, Inc. - Series A	335,212	3,928,685
Valmont Industries, Inc.	20,140	3,036,105
Watsco, Inc.	19,128	3,410,139
Woodward, Inc.	56,530	4,344,895
		36,285,528
Information Technology — 19.21%
American Software, Inc., Class A	131,169	1,911,132
Avnet, Inc.	106,304	4,559,378
Brooks Automation, Inc.	84,374	2,752,280
Cass Information Systems, Inc.	66,721	4,591,739
FLIR Systems, Inc.	53,665	2,788,970
Littelfuse, Inc.	17,684	4,035,135
Mesa Laboratories, Inc.	10,365	2,187,844
Methode Electronics, Inc.	70,915	2,857,875
MTS Systems Corporation	37,026	1,949,419
National Instruments Corporation	54,809	2,300,882
Power Integrations, Inc.	52,898	3,864,199
TESSCO Technologies, Inc.	182,715	3,160,970
		36,959,823
Materials — 3.03%
Compass Minerals International, Inc.	42,905	2,821,004
HB Fuller Company	56,014	3,006,831
		5,827,835
Real Estate — 5.37%
CatchMark Timber Trust, Inc., Class A	93,395	1,188,918
CoreSite Realty Corporation	37,726	4,180,795
Empire State Realty Trust, Inc., Class A	65,000	1,111,500
EPR Properties	28,844	1,868,803
Physicians Realty Trust	123,784	1,973,117
		10,323,133

See accompanying notes which are an integral part of these financial statements.

12

CRAWFORD DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2018 (Unaudited)

COMMON STOCKS — 98.35% (continued)	Shares	Fair Value
Utilities — 1.14%
South Jersey Industries, Inc.	65,377	$2,188,168

Total Common Stocks (Cost $146,550,400)		189,193,372

MONEY MARKET FUNDS — 1.75%
Federated Treasury Obligations Fund, Institutional Shares, 1.80%(a)	3,375,571	3,375,571

Total Money Market Funds (Cost $3,375,571)		3,375,571
Total Investments — 100.10% (Cost $149,925,971)		192,568,943
Liabilities in Excess of Other Assets — (0.10)%		(190,763)
NET ASSETS — 100.00%		$192,378,180

(a)	Rate disclosed is the seven day effective yield as of June 30, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

13

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS — 46.23%	Shares	Fair Value
Consumer Staples — 2.10%
Philip Morris International, Inc.	11,380	$918,821

Energy — 9.25%
ONEOK, Inc.	21,680	1,513,915
Plains GP Holdings LP, Class A	49,600	1,185,936
Royal Dutch Shell plc, Class A - ADR	19,570	1,354,831
		4,054,682
Financials — 14.77%
Golub Capital BDC, Inc.(a)	41,140	752,862
Granite Point Mortgage Trust, Inc.	59,930	1,099,716
MetLife, Inc.	8,520	371,472
MFA Financial, Inc.	71,140	539,241
PacWest Bancorp	7,600	375,592
People's United Financial, Inc.	70,960	1,283,666
Two Harbors Investment Corporation	40,060	632,948
Valley National Bancorp	116,470	1,416,276
		6,471,773
Health Care — 3.84%
Allergan plc	3,480	580,186
GlaxoSmithKline plc - ADR	27,330	1,101,672
		1,681,858
Information Technology — 1.84%
Cisco Systems, Inc.	18,760	807,243

Real Estate — 4.48%
CatchMark Timber Trust, Inc., Class A	44,360	564,703
HCP, Inc.	30,260	781,313
Lamar Advertising Company, Class A	9,030	616,839
		1,962,855
Telecommunication Services — 6.14%
AT&T, Inc.	29,460	945,961
BCE, Inc.	22,360	905,356
Verizon Communications, Inc.	16,700	840,177
		2,691,494
Utilities — 3.81%
Dominion Energy, Inc.	8,320	567,258
Southern Company (The)	23,750	1,099,862
		1,667,120
Total Common Stocks (Cost $20,447,749)		20,255,846

See accompanying notes which are an integral part of these financial statements.

14

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2018 (Unaudited)

PREFERRED STOCKS — 28.28%	Principal Amount/ Shares	Fair Value
Energy — 3.64%
Kinder Morgan, Inc., Series A, 9.75%	45,940	$1,592,740

Financials — 16.04%
Annaly Capital Management, Inc., Series F, 6.95%	35,700	906,066
BB&T Corp., Series E, 5.63%	40,370	1,027,417
Crown Castle International Corp., Series A, 6.88%	970	1,042,097
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,700	366,765
Invesco Mortgage Capital, Inc., Series C, 7.50%	25,740	633,204
State Street Corp., Series G, 5.35%	45,910	1,199,169
Two Harbors Investment Corporation, Series B, 7.63%	30,240	780,797
Wells Fargo & Co., Series L, 7.50%	850	1,070,541
		7,026,056
Real Estate — 8.05%
EPR Properties, Series E, 9.00%	27,330	947,755
Monmouth Real Estate Investment Corp., Series C, 6.13%	41,650	999,600
Public Storage, Series V, 5.38%	17,977	449,605
VEREIT, Inc., Series F, 6.70%	45,060	1,131,907
		3,528,867
Utilities — 0.55%
SCE Trust II, 5.10%	10,000	242,700

Total Preferred Stocks (Cost $12,539,347)		12,390,363

CORPORATE BONDS — 21.20%
Energy — 3.44%
Plains All American Pipeline, L.P., 4.65%, 10/15/2025	$792,000	790,459
Pride International LLC, 7.88%, 8/15/2040	795,000	717,488
		1,507,947
Financials — 2.88%
American Express Company, 5.20%, Perpetual Maturity	1,242,000	1,260,630

Industrials — 2.52%
RR Donnelley & Sons Company, 6.50%, 11/15/2023	1,119,000	1,102,215

Information Technology — 0.37%
Analog Devices, Inc., 5.30%, 12/15/2045	150,000	160,367

See accompanying notes which are an integral part of these financial statements.

15

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2018 (Unaudited)

CORPORATE BONDS — 21.20% (continued)	Principal Amount/ Shares	Fair Value
Telecommunication Services — 2.55%
AT&T, Inc., 3.40%, 5/15/2025	$1,191,000	$1,118,530

Utilities — 9.44%
Southern Company (The), Series B, 5.50%, 3/15/2057	1,118,000	1,152,490
PPL Capital Funding, Inc., Series A, 4.97%, 3/30/2067 (3MO LIBOR + 266.50bps)(b)	1,460,000	1,467,300
WEC Energy Group, Inc., 4.46%, 5/15/2067 (3MO LIBOR +211.25bps)(b)	1,532,000	1,518,671
		4,138,461
Total Corporate Bonds (Cost $9,354,131)		9,288,150

MONEY MARKET FUNDS — 4.02%
Federated Treasury Obligations Fund, Institutional Shares, 1.80%(c)	1,760,592	1,760,592

Total Money Market Funds (Cost $1,760,592)		1,760,592
Total Investments — 99.73% (Cost $44,101,819)		43,694,951
Other Assets in Excess of Liabilities — 0.27%		118,375
NET ASSETS — 100.00%		$43,813,326

(a)	Business Development Company

(b)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2018. The benchmark on which the rate is calculated is shown parenthetically.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2018.

ADR	– American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

16

This page intentionally left blank.

CRAWFORD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Multi-Asset Income Fund
Assets
Investments in securities at value (cost $31,595,200, $149,925,971 and $44,101,819)	$45,364,426	$192,568,943	$43,694,951
Cash	—	—	18,533
Receivable for fund shares sold	117,008	216,585	40,683
Receivable for investments sold	110,405	346,425	—
Dividends and interest receivable	95,228	187,909	219,863
Deferred offering costs	—	—	3,290
Prepaid expenses	21,039	21,522	10,058
Total Assets	45,708,106	193,341,384	43,987,378

Liabilities
Payable for fund shares redeemed	1,120,979	83,541	—
Payable for distributions to shareholders	171,848	360,884	131,718
Payable for investments purchased	1,063,288	340,104	—
Payable to Adviser	18,109	136,197	22,495
12b-1 fees accrued - Class C	12,881	539	—
Payable to Administrator	8,954	26,570	2,607
Payable to trustees	2,951	2,951	2,951
Other accrued expenses	7,727	12,418	14,281
Total Liabilities	2,406,737	963,204	174,052
Net Assets	$43,301,369	$192,378,180	$43,813,326

Net Assets consist of:
Paid-in capital	28,988,495	145,676,823	43,985,196
Accumulated undistributed net investment income	14,702	162,768	156,309
Accumulated undistributed net realized gain from investments	528,946	3,895,617	78,734
Net unrealized appreciation (depreciation) on investments	13,769,226	42,642,972	(406,913)
Net Assets	$43,301,369	$192,378,180	$43,813,326

See accompanying notes which are an integral part of these financial statements.

18

CRAWFORD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES – (continued)

June 30, 2018 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Multi-Asset Income Fund
Class I
Net Assets	$38,236,278	$192,147,411
Shares outstanding (unlimited number of shares authorized, no par value)	3,612,765	4,348,972
Net asset value ("NAV") and offering price per share	$10.58	$44.18

Class C
Net Assets	$5,065,091	$230,769
Shares outstanding (unlimited number of shares authorized, no par value)	482,573	5,245
Net asset value ("NAV") and offering price per share (a)	$10.50	$44.00

Net Assets			$43,813,326
Shares outstanding (unlimited number of shares authorized, no par value)			1,770,221
Net asset value ("NAV") and offering price per share			$24.75

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes which are an integral part of these financial statements.

19

CRAWFORD FUNDS
STATEMENTS OF OPERATIONS

For the six months ended June 30, 2018 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Multi-Asset Income Fund
Investment Income
Dividend income	$526,788	$2,113,483	$864,790
Interest income	—	—	207,308
Foreign dividend taxes withheld	(3,440)	(30)	(8,866)
Total investment income	523,348	2,113,453	1,063,232

Expenses
Adviser	99,318	928,141	191,238
12b-1 fees - Class C	26,060	1,030	—
Administration	20,481	63,856	16,524
Transfer agent	15,314	12,042	6,845
Fund accounting	13,633	36,732	9,159
Registration	13,183	13,327	5,204
Audit and tax preparation	8,941	8,940	9,436
Legal	8,054	8,054	7,704
Trustee	5,950	5,950	5,951
Report printing	4,466	9,945	3,792
Chief Compliance Officer	4,216	4,215	4,216
Custodian	2,407	16,505	5,989
Insurance	2,194	3,443	2,134
Pricing	209	465	1,147
Offering	—	—	8,158
Miscellaneous	11,358	13,008	8,401
Total expenses	235,784	1,125,653	285,898
Fees contractually waived by Adviser	(15,067)	(149,696)	(79,553)
Fees reduced by Administrator	—	—	(15,106)
Net operating expenses	220,717	975,957	191,239
Net investment income	302,631	1,137,496	871,993

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	182,092	2,676,974	120,762
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	(426,975)	4,769,408	(215,344)
Net realized and change in unrealized gain (loss) on investments and foreign currency	(244,883)	7,446,382	(94,582)
Net increase in net assets resulting from operations	$57,748	$8,583,878	$777,411

See accompanying notes which are an integral part of these financial statements.

20

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Crawford Dividend Growth Fund		Crawford Dividend Opportunity Fund
	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$302,631	$531,629	$1,137,496	$1,597,084
Net realized gain on investment securities transactions	182,092	1,924,578	2,676,974	8,227,846
Net change in unrealized appreciation (depreciation) of investment securities	(426,975)	2,430,300	4,769,408	11,744,389
Net increase in net assets resulting from operations	57,748	4,886,507	8,583,878	21,569,319

Distributions From:
Net investment income - Class I	(279,544)	(520,720)	(975,930)	(1,706,568)
Net investment income - Class C	(13,265)	(31,544)	(178)	(136)
Net realized gains - Class I	—	(1,800,473)	—	(8,103,330)
Net realized gains - Class C	—	(285,487)	—	(8,523)
Total distributions	(292,809)	(2,638,224)	(976,108)	(9,818,557)

Capital Transactions - Class I
Proceeds from shares sold	7,839,205	5,298,407	15,654,167	30,507,286
Reinvestment of distributions	183,715	1,524,991	483,411	8,517,028
Amount paid for shares redeemed	(2,841,054)	(5,295,819)	(13,298,039)	(10,149,349)
Total Class I	5,181,866	1,527,579	2,839,539	28,874,965

Capital Transactions - Class C
Proceeds from shares sold	92,760	11,852	33,000	232,605
Reinvestment of distributions	12,834	307,710	155	8,653
Amount paid for shares redeemed	(408,742)	(769,242)	(6,037)	(153,158)
Total Class C	(303,148)	(449,680)	27,118	88,100
Net increase in net assets resulting from capital transactions	4,878,718	1,077,899	2,866,657	28,963,065

Total Increase in Net Assets	4,643,657	3,326,182	10,474,427	40,713,827

Net Assets
Beginning of period	38,657,712	35,331,530	181,903,753	141,189,926
End of period	$43,301,369	$38,657,712	$192,378,180	$181,903,753
Accumulated undistributed net investment income	$14,702	$4,880	$162,768	$1,380

See accompanying notes which are an integral part of these financial statements.

21

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Growth Fund		Crawford Dividend Opportunity Fund
	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)		(Unaudited)
Share Transactions - Class I
Shares sold	732,084	509,937	365,796	734,968
Shares issued in reinvestment of distributions	17,508	143,282	11,324	200,552
Shares redeemed	(266,218)	(510,211)	(311,220)	(240,702)
Total Class I	483,374	143,008	65,900	694,818

Share Transactions - Class C
Shares sold	8,932	1,158	763	5,699
Shares issued in reinvestment of distributions	1,232	29,098	4	204
Shares redeemed	(38,425)	(74,798)	(135)	(3,633)
Total Class C	(28,261)	(44,542)	632	2,270
Net increase in shares outstanding	455,113	98,466	66,532	697,088

See accompanying notes which are an integral part of these financial statements.

22

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Multi-Asset Income Fund
	For the Six Months Ended June 30, 2018	For the Period Ended December 31, 2017(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$871,993	$241,236
Net realized gain (loss) on investment securities transactions	120,762	(42,356)
Net change in unrealized depreciation of investment securities	(215,344)	(191,569)
Net increase in net assets resulting from operations	777,411	7,311

Distributions From:
Net investment income	(717,933)	(244,000)
Return of capital	—	(5,604)
Total distributions	(717,933)	(249,604)

Capital Transactions
Proceeds from shares sold	13,470,302	31,015,856
Reinvestment of distributions	202,412	57,877
Amount paid for shares redeemed	(406,612)	(343,694)
Net increase in net assets resulting from capital transactions	13,266,102	30,730,039

Total Increase in Net Assets	13,325,580	30,487,746

Net Assets
Beginning of period	30,487,746	—
End of period	$43,813,326	$30,487,746
Accumulated undistributed net investment income	$156,309	$2,249

Share Transactions
Shares sold	548,667	1,241,199
Shares issued in reinvestment of distributions	8,240	2,331
Shares redeemed	(16,499)	(13,717)
Net increase in shares outstanding	540,408	1,229,813

(a)	For the period September 12, 2017 (commencement of operations) to December 31, 2017.

See accompanying notes which are an integral part of these financial statements.

23

CRAWFORD DIVIDEND GROWTH FUND – CLASS I
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Selected Per Share Data:
Net asset value, beginning of period	$10.63		$9.99	$9.84	$12.68	$12.29	$10.59
Investment operations:
Net investment income	0.08		0.16	0.16	0.27	0.23	0.19
Net realized and unrealized gain (loss)	(0.05)		1.24	1.39	(1.15)	0.74	2.65
Total from investment operations	0.03		1.40	1.55	(0.88)	0.97	2.84

Less distributions to shareholders from:
Net investment income	(0.08)		(0.17)	(0.16)	(0.26)	(0.22)	(0.21)
Net realized gains	—		(0.59)	(1.24)	(1.70)	(0.36)	(0.93)
Total distributions	(0.08)		(0.76)	(1.40)	(1.96)	(0.58)	(1.14)
Net asset value, end of period	$10.58		$10.63	$9.99	$9.84	$12.68	$12.29

Total Return(a)	0.30	%(b)	14.08%	15.76%	(6.86)%	8.11%	27.26%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$38,236		$33,272	$29,829	$30,839	$96,860	$84,418
Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.92%	0.96%	0.98%
Ratio of expenses to average net assets before waiver or recoupment	1.06	%(c)	1.07%	1.19%	0.92%	0.84%	0.89%
Ratio of net investment income to average net assets	1.66	%(c)	1.57%	1.51%	1.97%	1.82%	1.65%
Portfolio turnover rate	5	%(b)	21%	13%	24%	25%	34%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized

See accompanying notes which are an integral part of these financial statements.

24

CRAWFORD DIVIDEND GROWTH FUND – CLASS C
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Selected Per Share Data:
Net asset value, beginning of period	$10.54		$9.91	$9.77	$12.60	$12.23	$10.54
Investment operations:
Net investment income	0.03		0.06	0.06	0.12	0.10	0.08
Net realized and unrealized gain (loss)	(0.04)		1.22	1.37	(1.10)	0.73	2.63
Total from investment operations	(0.01)		1.28	1.43	(0.98)	0.83	2.71

Less distributions to shareholders from:
Net investment income	(0.03)		(0.06)	(0.05)	(0.15)	(0.10)	(0.09)
Net realized gains	—		(0.59)	(1.24)	(1.70)	(0.36)	(0.93)
Total distributions	(0.03)		(0.65)	(1.29)	(1.85)	(0.46)	(1.02)
Net asset value, end of period	$10.50		$10.54	$9.91	$9.77	$12.60	$12.23

Total Return(a)	(0.12	)%(b)	12.95%	14.61%	(7.75)%	6.96%	26.05%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$5,065		$5,385	$5,503	$6,514	$8,578	$8,939
Ratio of net expenses to average net assets	1.98	%(c)	1.98%	1.98%	1.92%	1.96%	1.98%
Ratio of expenses to average net assets before waiver or recoupment	2.06	%(c)	2.07%	2.19%	1.92%	1.84%	1.89%
Ratio of net investment income to average net assets	0.64	%(c)	0.56%	0.51%	0.98%	0.81%	0.64%
Portfolio turnover rate	5	%(b)	21%	13%	24%	25%	34%

(a)

Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. The returns stated do not include effect of the CDSC fee.

(b)	Not annualized.
(c)	Annualized

See accompanying notes which are an integral part of these financial statements.

25

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS I
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Selected Per Share Data:
Net asset value, beginning of period	$42.42		$39.32	$31.51	$34.65	$33.70	$25.39
Investment operations:
Net investment income	0.26		0.40	0.52	0.54	0.40	0.33
Net realized and unrealized gain (loss)	1.72		5.06	7.90	(1.33)	1.57	9.12
Total from investment operations	1.98		5.46	8.42	(0.79)	1.97	9.45

Less distributions to shareholders from:
Net investment income	(0.22)		(0.43)	(0.51)	(0.45)	(0.33)	(0.29)
Net realized gains	—		(1.93)	(0.10)	(1.90)	(0.69)	(0.85)
Total distributions	(0.22)		(2.36)	(0.61)	(2.35)	(1.02)	(1.14)
Net asset value, end of period	$44.18		$42.42	$39.32	$31.51	$34.65	$33.70

Total Return(a)	4.70	%(b)	13.94%	26.95%	(2.30)%	5.99%	37.53%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$192,147		$181,709	$141,098	$89,074	$81,487	$59,577
Ratio of net expenses to average net assets	1.05	%(c)	1.05%	1.05%	1.03%	1.00%	1.00%
Ratio of expenses to average net assets before waiver or recoupment	1.21	%(c)	1.23%	1.33%	1.35%	1.36%	1.66%
Ratio of net investment income to average net assets	1.23	%(c)	1.00%	1.61%	1.65%	1.39%	1.30%
Portfolio turnover rate	18	%(b)	36%	31%	37%	24%	34%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized

See accompanying notes which are an integral part of these financial statements.

26

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS C
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period Ended December 31, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$42.27		$39.22	$31.48	$36.23
Investment operations:
Net investment income	0.05		— (b)	0.14	0.13
Net realized and unrealized gain (loss)	1.72		5.02	7.93	(2.87)
Total from investment operations	1.77		5.02	8.07	(2.74)

Less distributions to shareholders from:
Net investment income	(0.04)		(0.04)	(0.23)	(0.11)
Net realized gains	—		(1.93)	(0.10)	(1.90)
Total distributions	(0.04)		(1.97)	(0.33)	(2.01)
Net asset value, end of period	$44.00		$42.27	$39.22	$31.48

Total Return(c)	4.19	%(d)	12.79%	25.69%	(7.75	)%(d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$231		$195	$92	$65
Ratio of net expenses to average net assets	2.05	%(e)	2.05%	2.05%	2.05	%(e)
Ratio of expenses to average net assets before waiver or recoupment	2.21	%(e)	2.23%	2.33%	2.35	%(e)
Ratio of net investment income (loss) to average net assets	0.22	%(e)	(0.02)%	0.61%	0.57	%(e)
Portfolio turnover rate	18	%(d)	36%	31%	37	%(d)

(a)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.
(b)	Rounds to less than $0.005 per share.
(c)

Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. The returns stated do not include effect of the CDSC fee.

(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

27

CRAWFORD MULTI-ASSET INCOME FUND
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Period Ended December 31, 2017(a)
Selected Per Share Data:
Net asset value, beginning of period	$24.79		$25.00
Investment operations:
Net investment income	0.53		0.24
Net realized and unrealized loss	(0.12)		(0.21)
Total from investment operations	0.41		0.03

Less distributions to shareholders from:
Net investment income	(0.45)		(0.23)
Return of capital	—		(0.01)
Total distributions	(0.45)		(0.24)
Net asset value, end of period	$24.75		$24.79

Total Return(b)	1.66	%(c)	0.14	%(c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$43,813		$30,488
Ratio of net expenses to average net assets	1.00	%(d)	1.00	%(d)
Ratio of expenses to average net assets before waiver or recoupment	1.49	%(d)	2.46	%(d)
Ratio of net investment income to average net assets	4.56	%(d)	4.54	%(d)
Portfolio turnover rate	10	%(c)	5	%(c)

(a)	For the period September 12, 2017 (commencement of operations) to December 31, 2017.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

28

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund (“Dividend Growth Fund”), Crawford Dividend Opportunity Fund (“Dividend Opportunity Fund”) and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Unified Series Trust (the “Trust”). The Dividend Growth Fund was organized on December 7, 2003. The Dividend Opportunity Fund was organized on June 21, 2012. The Multi-Asset Income Fund was organized on August 7, 2017. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Dividend Growth Fund is to provide total return. The investment objective of the Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Dividend Growth Fund and Dividend Opportunity Fund each currently offers two classes of shares: Class C and Class I. Dividend Growth Fund Class I shares were first offered to the public on January 5, 2004; and Dividend Growth Fund Class C shares were first offered to the public on January 27, 2004. Dividend Opportunity Fund Class I shares were first offered to the public on September 26, 2012; and Dividend Opportunity Fund Class C shares were first offered to the public on April 29, 2015. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. On matters that affect the Funds as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

29

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2018 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the sixth months ended June 30, 2018 the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Funds.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized over the remaining life of the respective investments using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Multi-Asset Income Fund typically distributes net investment income monthly and any realized net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

30

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2018 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Contingent Deferred Sales Charges – With respect to each of the Dividend Growth Fund's and Dividend Opportunity Fund's Class C Shares, there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, each respective Fund will first redeem shares not subject to any charge.

Offering Costs – The Adviser advanced some of the Multi-Asset Income Fund’s initial offering costs and was subsequently reimbursed by the Multi-Asset Income Fund. Costs of $16,789 incurred in connection with the offering and initial registration of the Multi-Asset Income Fund have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. As of June 30, 2018, the amount of the offering costs remaining to amortize was $3,290.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

31

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities, including common stocks, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

32

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Investment Securities:
Common Stocks*	$43,624,632	$—	$—	$43,624,632
Money Market Funds	1,739,794	—	—	1,739,794
Total Investment Securities	$45,364,426	$—	$—	$45,364,426

Dividend Opportunity Fund
Investment Securities:
Common Stocks*	$189,193,372	$—	$—	$189,193,372
Money Market Funds	3,375,571	—	—	3,375,571
Total Investment Securities	$192,568,943	$—	$—	$192,568,943

Multi-Asset Income Fund
Investment Securities:
Common Stocks*	$20,255,846	$—	$—	$20,255,846
Preferred Stocks	12,390,363	—	—	12,390,363
Corporate Bonds	—	9,288,150	—	9,288,150
Money Market Funds	1,760,592	—	—	1,760,592
Total Investment Securities	$34,406,801	$9,288,150	$—	$43,694,951

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of June 30, 2018 based on input levels assigned at December 31, 2017.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a fee based on each Fund’s average daily net assets as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Multi-Asset Income Fund
Management fee rate	0.50%	1.00%	1.00%
Management fees earned	$99,318	$928,141	$191,238
Fees recouped (waived)	$(15,067)	$(149,696)	$(79,553)

33

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2018 (Unaudited)

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS – continued

The Adviser contractually has agreed to waive its management fee and reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, acquired fund fees associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amount payable to a distribution or service plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as indemnification of Trust Officers and Trustees, contractual indemnification of Fund service providers, and litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets with respect to the Dividend Growth Fund, 1.05% of the Fund’s average daily net assets with respect to the Dividend Opportunity Fund and 1.00% with respect to the Multi-Asset Income Fund. The contractual arrangements for the Dividend Growth Fund and Dividend Opportunity Fund is in place through April 30, 2019. The contractual arrangement for the Multi-Asset Income Fund is in place through April 30, 2021.

Each waiver or reimbursement by the Adviser is subject to repayment by the respective Funds within the three years following the date in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. As of June 30, 2018, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $125,302, $882,640 and $132,638 from the Dividend Growth Fund, Dividend Opportunity Fund and Multi-Asset Income Fund, respectively, no later than June 30, 2021.

The Trust retains Ultimus Asset Services, LLC (“Administrator”), to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Ultimus has contractually agreed to waive 50% of all servicing fees related to the Multi-Asset Income Fund for the period September 12, 2017 through September 11, 2018. For six months ended June 30, 2018, fees for administration, transfer agent, and fund accounting services, and the amounts due to the Administrator at June 30, 2018 were as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Multi-Asset Income Fund
Administration	$20,481	$63,856	$16,524
Transfer agent	15,314	12,042	6,845
Fund accounting	13,633	36,732	9,159
Fees waived by Administrator	—	—	15,106
Payable to Administrator	8,954	26,570	2,607

Certain officers of the Trust are employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. Both the Administrator and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be affiliate of the Distributor, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined

34

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2018 (Unaudited)

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS – continued

in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust, except that the Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

The Trust, with respect to the Dividend Growth Fund and Dividend Opportunity Fund, has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund pays a fee to the Distributor, the Adviser or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to that Fund in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the six months ended June 30, 2018, the Class C shares incurred 12b-1 Expenses as follows:

	Dividend Growth Fund	Dividend Opportunity Fund
12b-1 Expenses	$26,060	$1,030
Payable to Distributor	12,881	539

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2018, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Multi-Asset Income Fund
Purchases	$7,327,962	$33,086,691	$15,902,601
Sales	1,942,316	33,010,421	3,535,622

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2018.

35

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2018 (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At June 30, 2018, Charles Schwab & Co. (“Charles Schwab”), for the benefit of its customers, owned 31.88% of the Dividend Growth Fund. As a result, Charles Schwab may be deemed to control the Dividend Growth Fund. At June 30, 2018, SEI Private Trust Company, for the benefit of its customers, owned 37.65% and 56.47% of the Dividend Opportunity Fund and Multi-Asset Income Fund, respectively. As a result, SEI Private Trust Company may be deemed to control the Dividend Opportunity Fund and the Multi-Asset Income Fund.

NOTE 7. FEDERAL TAX INFORMATION

At June 30, 2018, the net unrealized appreciation of investments for tax purposes was as follows:

Fund	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation) on Investments	Tax Cost
Dividend Growth Fund	$14,418,439	$(672,937)	$13,745,502	$31,618,924
Dividend Opportunity Fund	43,831,539	(1,156,748)	42,674,791	149,894,152
Multi-Asset Income Fund	849,529	(1,341,377)	(491,848)	44,186,799

The tax character of distributions paid during the fiscal year ended December 31, 2017 was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund – Class I	$643,466	$1,677,727	$—	$2,321,193
Dividend Growth Fund – Class C	51,471	265,560	—	317,031
Dividend Opportunity Fund – Class I	4,568,134	5,241,764	—	9,809,898
Dividend Opportunity Fund – Class C	3,146	5,513	—	8,659
Multi-Asset Income Fund	243,896	104	5,604	249,604

At December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Accumulated undistributed ordinary income	Accumulated undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Total
Dividend Growth Fund	$—	$375,458	$—	$14,172,477	$14,547,935
Dividend Opportunity Fund	624,262	805,678	—	37,663,647	39,093,587
Multi-Asset Income Fund	—	—	(13,738)	(217,610)	(231,348)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

36

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2018 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds entered into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions from June 30, 2018, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have a material impact in the Funds’ financial statements.

37

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

38

SUMMARY OF FUND EXPENSES – (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period (1)	Annualized Expense Ratio
Crawford Dividend Growth Fund – Class I
Actual	$ 1,000.00	$ 1,003.00	$ 4.87	0.98%
Hypothetical(2)	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
Crawford Dividend Growth Fund – Class C
Actual	$ 1,000.00	$ 998.80	$ 9.81	1.98%
Hypothetical(2)	$ 1,000.00	$ 1,014.98	$ 9.89	1.98%
Crawford Dividend Opportunity Fund – Class I
Actual	$ 1,000.00	$ 1,047.00	$ 5.33	1.05%
Hypothetical(2)	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Crawford Dividend Opportunity Fund – Class C
Actual	$ 1,000.00	$ 1,041.90	$ 10.38	2.05%
Hypothetical(2)	$ 1,000.00	$ 1,014.63	$ 10.24	2.05%
Crawford Multi-Asset Income Fund
Actual	$ 1,000.00	$ 1,016.60	$ 5.00	1.00%
Hypothetical(2)	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%

(1)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect waiver of expenses by the Adviser for the period beginning January 1, 2018 to June 30, 2018. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)	Assumes a 5% annual return before expenses.

39

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve-month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Crawford Investment Counsel, Inc.

600 Galleria Parkway SE

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received a Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

40

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Funds’ custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Miles Capital Alternatives
Advantage Fund

Semi-Annual Report

June 30, 2018

Fund Investment Adviser:

Miles Capital, Inc.

1415 28th Street, Suite 200
West Des Moines, Iowa 50266

Investment Results (Unaudited)

Average Annual Total Returns(a) (for the periods ended June 30, 2018)

	Six Months	One Year	Since Inception (3/14/16)
Miles Capital Alternatives Advantage Fund
Class N	-1.63%	0.94%	1.15%
Class I	-1.53%	1.23%	1.41%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index(b)	0.81%	1.36%	0.85%

	Expense Ratios(c)
	Class N	Class I
Gross	3.57%	3.32%
With Applicable Waivers	3.34%	3.09%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Miles Capital Alternatives Advantage Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-844-838-2120.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all capital gains and dividend distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (“Index”) is an unmanaged market index of U.S. Treasury securities maturing in 90 days. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios, which include acquired fund fees and expenses, are from the Fund’s prospectus dated April 30, 2018. Updated information pertaining to the Fund’s expense ratios as of June 30, 2018 can be found on the financial highlights. The financial highlights do not include acquired fund fees and expenses, which were 1.34% for each share class as of the Fund's prospectus dated April 30, 2018. Miles Capital, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each class (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.75% of average daily net assets through April 30, 2019.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling 1-844-838-2120. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Fund is to provide long-term total return with less volatility than U.S. equity markets.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Miles Capital Alternatives Advantage Fund
Schedule of Investments (Unaudited)

June 30, 2018

	Shares	Fair Value
MUTUAL FUNDS — 99.58%
361 Global Long/Short Equity Fund, Class I	77,430	$904,385
Alger Dynamic Opportunities Fund, Class Z	73,540	1,060,444
ASG Managed Futures Strategy Fund, Class Y	35,853	346,694
Balter L/S Small Cap Equity Fund, Institutional Class	88,109	1,063,470
BlackRock Event Driven Equity Fund, Class I	97,117	899,308
Boston Partners Emerging Markets Long/Short Fund, Institutional Class	50,988	556,281
Boston Partners Global Long/Short Fund, Institutional Class	79,628	899,796
Calamos Market Neutral Income Fund, Class I	84,483	1,124,474
Cedar Ridge Unconstrained Credit Fund, Institutional Class	69,837	757,033
Credit Suisse Managed Futures Strategy Fund, Class I	34,782	344,686
Equinox Chesapeake Strategy Fund, Class I	29,508	347,903
Glenmede Long/Short Portfolio(a)	81,830	1,054,791
Goldman Sachs Long Short Credit Strategies Fund, Institutional Class	84,433	775,935
Hancock Horizon Quantitative Long/Short Fund, Institutional Class	53,138	1,041,509
Kellner Merger Fund, Institutional Class	56,466	615,474
Vanguard Market Neutral Fund, Investor Shares	43,182	506,093
Western Asset Macro Opportunities Fund, Class I	63,931	687,256
William Blair Macro Allocation Fund, Class I	65,157	762,332
Total Mutual Funds (Cost $13,377,461)		13,747,864

MONEY MARKET FUNDS — 0.58%
Federated Government Obligations Fund, Institutional Class, 1.76%(b)	79,897	79,897
Total Money Market Funds (Cost $79,897)		79,897
Total Investments — 100.16% (Cost $13,457,358)		13,827,761
Liabilities in Excess of Other Assets — (0.16)%		(22,347)
NET ASSETS — 100.00%		$13,805,414

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2018.

See accompanying notes which are an integral part of these financial statements.	3

Miles Capital Alternatives Advantage Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2018

Assets
Investments in securities at fair value (cost $13,457,358)	$13,827,761
Cash	1,671
Dividends receivable	74
Prepaid expenses	4,757
Total Assets	13,834,263
Liabilities
Payable to Adviser	10,202
Accrued 12b-1 Fees - Class N	8
Payable to Administrator	7,910
Other accrued expenses	10,729
Total Liabilities	28,849
Net Assets	$13,805,414
Net Assets consist of:
Paid-in capital	13,238,550
Accumulated net investment loss	(121,501)
Accumulated undistributed net realized gain from investments	317,962
Net unrealized appreciation on investments	370,403
Net Assets	$13,805,414
Net Assets: Class N	$12,820
Shares outstanding (unlimited number of shares authorized, no par value)	1,249
Net asset value ("NAV") and offering price per share	$10.26
Net Assets: Class I	$13,792,594
Shares outstanding (unlimited number of shares authorized, no par value)	1,336,020
Net asset value ("NAV") and offering price per share	$10.32

4	See accompanying notes which are an integral part of these financial statements.

Miles Capital Alternatives Advantage Fund
Statement of Operations (Unaudited)

For the six months ended June 30, 2018

Investment Income
Dividend income	$25,956
Total investment income	25,956
Expenses
Adviser	92,502
Administration	15,267
Fund accounting	14,154
Transfer agent	11,131
Legal	9,389
Audit and tax preparation	9,187
Trustee	5,951
Report printing	4,752
Chief Compliance Officer	4,239
Custodian	2,380
Registration	2,073
Pricing	64
12b-1 - Class N	16
Other	12,499
Total expenses	183,604
Fees contractually waived by Adviser	(21,723)
Net operating expenses	161,881
Net investment loss	(135,925)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gains dividends from investment companies	224
Net realized gain on investment securities transactions	179,539
Net change in unrealized appreciation/depreciation of investment securities	(324,275)
Net realized and change in unrealized loss on investments	(144,512)
Net decrease in net assets resulting from operations	$(280,437)

See accompanying notes which are an integral part of these financial statements.	5

Miles Capital Alternatives Advantage Fund
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets due to: Operations
Net investment income (loss)	$(135,925)	$14,424
Long-term capital gain dividends from investment companies	224	177,539
Net realized gain (loss) on investment securities transactions	179,539	(39,339)
Net change in unrealized appreciation (depreciation) of investment securities	(324,275)	761,768
Net increase (decrease) in net assets resulting from operations	(280,437)	914,392
Distributions From:
Net realized gains - Class N	—	(8)
Net realized gains - Class I	—	(10,784)
Total distributions	—	(10,792)
Capital Transactions – Class N:
Proceeds from shares sold	—	—
Reinvestment of distributions	—	8
Amount paid for shares redeemed	—	(15)
Total Class N	—	(7)
Capital Transactions – Class I:
Proceeds from shares sold	1,000	539,576
Reinvestment of distributions	—	7,606
Amount paid for shares redeemed	(4,632,854)	(227)
Total Class I	(4,631,854)	546,955
Net increase (decrease) in net assets resulting from capital transactions	(4,631,854)	546,948
Total Increase (Decrease) in Net Assets	(4,912,291)	1,450,548
Net Assets
Beginning of period	18,717,705	17,267,157
End of period	$13,805,414	$18,717,705
Accumulated net investment income (loss)	$(121,501)	$14,424
Share Transactions – Class N:
Shares sold		—
Shares issued in reinvestment of distributions	—	1
Shares redeemed	—	(2)
Total Class N	—	(1)
Share Transactions – Class I:
Shares sold	96	53,156
Shares issued in reinvestment of distributions	—	724
Shares redeemed	(448,466)	(21)
Total Class I	(448,370)	53,859
Net increase (decrease) in shares	(448,370)	53,858

6	See accompanying notes which are an integral part of these financial statements.

Miles Capital Alternatives Advantage Fund – Class N
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(a)
Selected Per Share Data

Net asset value, beginning of period	$10.43		$9.95	$10.00

Investment operations:
Net investment loss	(0.09)		(0.01)	(0.08)
Net realized and unrealized gain (loss)	(0.08)		0.50	0.03	(b)
Total from investment operations	(0.17)		0.49	(0.05)

Less distributions to shareholders:
From net realized gains	—	(c)	(0.01)	—
Total distributions	—	(c)	(0.01)	—

Net asset value, end of period	$10.26		$10.43	$9.95

Total Return (d)	(1.63	)%(e)	4.88%	(0.50	)%(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$13		$13	$12
Ratio of net expenses to average net assets (g)	2.00	%(f)	2.00%	2.00	%(f)
Ratio of expenses to average net assets before waiver and reimbursement (g)	2.23	%(f)	2.23%	3.38	%(f)
Ratio of net investment loss to average net assets	(1.72	)%(f)	(0.18)%	(1.04	)%(f)
Portfolio turnover rate	7	%(e)	8%	11	%(e)

(a)	For the period March 14, 2016 (commencement of operations) to December 31, 2016.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Amount is less than $0.005.
(d)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	Annualized.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.	7

Miles Capital Alternatives Advantage Fund – Class I
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(a)
Selected Per Share Data

Net asset value, beginning of period	$10.48		$9.97	$10.00

Investment operations:
Net investment income (loss)	(0.10)		0.01	(0.03)
Net realized and unrealized gain (loss)	(0.06)		0.51	—	(b)(c)
Total from investment operations	(0.16)		0.52	(0.03)

Less distributions to shareholders:
From net realized gains	—	(c)	(0.01)	—
Total distributions	—	(c)	(0.01)	—

Net asset value, end of period	$10.32		$10.48	$9.97

Total Return (d)	(1.53	)%(e)	5.18%	(0.30	)%(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$13,793		$18,705	$17,255
Ratio of net expenses to average net assets (g)	1.75	%(f)	1.75%	1.75	%(f)
Ratio of expenses to average net assets before waiver and reimbursement (g)	1.98	%(f)	1.98%	2.86	%(f)
Ratio of net investment loss to average net assets	(1.47	)%(f)	0.08%	(0.60	)%(f)
Portfolio turnover rate	7	%(e)	8%	11	%(e)

(a)	For the period March 14, 2016 (commencement of operations) to December 31, 2016.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Amount is less than $0.005.
(d)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	Annualized.
(g)	Does not include expenses of the investment companies in which the Fund invests.

8	See accompanying notes which are an integral part of these financial statements.

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited)

June 30, 2018

NOTE 1 – ORGANIZATION

The Miles Capital Alternatives Advantage Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 14, 2016. The Fund’s investment adviser is Miles Capital, Inc. (the “Adviser”). The Fund seeks to provide long-term total return with less volatility than U.S. equity markets.

The Fund currently offers Class I and Class N shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund is a “fund of funds” which means that the Fund primarily invests in other mutual funds. The performance and risks of the Fund directly correspond to the performance and risks of the underlying funds in which the Fund invests. Under normal circumstances, the Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) that use alternative or hedging strategies (referred to as “underlying funds”). The alternative strategies used by the underlying funds may include long/short equity or credit, market neutral and arbitrage, global macro, commodities or commodity-linked instruments, currencies, leverage, and illiquid private placements or distressed assets. The hedging strategies used by underlying funds may include the use of short positions, options, futures, and other derivative and similar instruments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the entire Fund.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

NOTE 3 – SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

10

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) as reported by the underlying mutual funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because

11

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2018:

	Valuation Inputs
Assets	Level 1	Level 2		Level 3	Total
Mutual Funds	$13,399,961	$347,903	(a)	$—	$13,747,864
Money Market Funds	$79,897	$—		$—	$79,897
Total	$13,479,858	$347,903		$—	$13,827,761

(a)	Consists of Equinox Chesapeake Strategy Fund, Class I

The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. Transfers from Level 2 to Level 1 represent securities which were valued using observable inputs of similar assets at the beginning of the period but not at June 30, 2018. The opposite holds true for transfers from Level 1 to Level 2. The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy as of June 30, 2018 based on input levels assigned at December 31, 2017:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Mutual Funds	$—	$1,033,950

NOTE 4 – FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2018 the Adviser earned a fee of $92,502 from the Fund before the waiver and reimbursement described below.

12

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

The Adviser has contractually agreed to waive its management fee and reimburse certain Fund expenses, but only to the extent necessary so that the Fund’s total annual operating expenses for each class (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.75% of average daily net assets through April 30, 2019. For the six months ended June 30, 2018, the Adviser waived fees in the amount of $21,723 for the Fund. At June 30, 2018, the Adviser was owed $10,202 from the Fund.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within three years following the date in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. As of June 30, 2018, the Adviser may seek repayment of management fee waivers and expense reimbursements in the amount of $166,242, pursuant to the aforementioned conditions, from the Fund no later than June 30, 2021.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting. For the six months ended June 30, 2018, the Administrator earned fees of $15,267 for administration services, $11,131 for transfer agent services, and $14,154 for fund accounting services. At June 30, 2018, the Fund owed the Administrator $7,910 for such services.

Certain officers of the Trust are employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust, except that the Independent Chairman of the Board and the Chairman of the Audit Committee each receives annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Class N shares in connection with the promotion and distribution of the Fund’s Class N shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters,

13

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred by the Recipient. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended June 30, 2018, Class N shares’ 12b-1 Expenses incurred by the Fund were $16. The Fund owed $8 for Class N 12b-1 Expenses as of June 30, 2018.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2018, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	$1,230,976
Sales	$6,025,468

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2018.

NOTE 6 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2018, Farmers Mutual Hail Insurance Co. (“Farmers”) owned 57% of the Fund. As a result, Farmers may be deemed to control the Fund.

NOTE 7 – FEDERAL TAX INFORMATION

At June 30, 2018 the appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$596,120
Gross unrealized depreciation	(225,819)
Net unrealized appreciation on investments	$370,301
Tax cost	$13,457,460

The tax character of distributions paid during the fiscal year ended December 31, 2017 was as follows:

Distributions paid from:
Long-term capital gain	$10,792
$10,792

14

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

At December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$17,586
Undistributed long term capital gains	135,139
Unrealized appreciation	694,576
$847,301

As of December 31, 2017, the Fund did not have any unused capital loss carryforward available for federal tax purposes.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

15

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period(1)	Annualized Expense Ratio
Miles Capital Alternatives Advantage Fund – Class N
Actual	$ 1,000.00	$ 983.70	$ 9.84	2.00%
Hypothetical (2)	$ 1,000.00	$ 1,014.88	$ 9.99	2.00%

Miles Capital Alternatives Advantage Fund – Class I
Actual	$ 1,000.00	$ 984.70	$ 8.61	1.75%
Hypothetical (2)	$ 1,000.00	$ 1,016.12	$ 8.75	1.75%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)	Assumes a 5% annual return before expenses.

16

Other Information

The Fund's Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (844) 838-2120 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (844) 838-2120 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,
Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Miles Capital, Inc.
1415 28th Street
Suite 200
West Des Moines, IA 50266

DISTRIBUTOR

Unified Financial Securities, LLC
9465 Counselors Row, Suite 200
Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

17

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Semi-Annual Report

June 30, 2018

Fund Adviser:

Selective Wealth Management, LLC

828 Main Street, Suite 1101
Lynchburg, VA 24504
(434) 515-1517
www.selectivewealthmanagement.com

Investment Results (Unaudited)

Average Annual Total Returns(a)

(for the periods ended June 30, 2018)

	Six Months	One Year	Since Inception
Selective Opportunity Fund
Foundation Class	20.31%	33.85%	25.64%
Service Class	20.44%	33.86%	25.57%
S&P 500® Index (b)	2.65%	14.37%	15.62%

	Expense Ratios(c)
Foundation Class	1.52%
Service Class	1.72%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Selective Opportunity Fund (“Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call (434) 515-1517.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all capital gains and dividend distributions. Total returns for periods less than one year are not annualized. The Foundation Class commenced operations on January 31, 2017. The Service Class commenced operations on March 16, 2018. Prior to March 16, 2018, performance of the Service Class is based on the performance of the Foundation Class and has been adjusted to reflect differences in expenses between classes.

(b)

The S&P 500® Index (“Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios, which include acquired fund fees and expenses of 0.10% for each class, are from the Fund’s prospectus dated April 30, 2018. The Fund’s expense ratios for the six months ended June 30, 2018 were 1.29% (Foundation Class) and 1.34% (Service Class), which do not include acquired fund fees and expenses.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)

Selective Opportunity Fund Holdings as of June 30, 2018(a)

(a)	As a percentage of net assets.

The investment objective of the Fund is maximizing long-term returns while protecting client principal.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

Selective Opportunity Fund
Schedule of Investments (Unaudited)

June 30, 2018

	Shares	Fair Value
COMMON STOCKS — 59.03%

Financials — 6.62%
Bank of the Ozarks, Inc.	89,622	$4,036,575

Industrials — 2.01%
Union Pacific Corporation	8,658	1,226,665

Information Technology — 50.40%
Alphabet, Inc., Class C(a)	5,101	5,690,931
Baidu, Inc. ADR(a)	23,682	5,754,725
Cognizant Technology Solutions Corporation, Class A	16,833	1,329,639
DocuSign, Inc.(a)	28,700	1,519,665
Facebook, Inc., Class A(a)	14,873	2,890,121
Optiva, Inc.(a)	56,385	1,955,802
Shutterstock, Inc.(a)	54,397	2,581,682
Syntel, Inc.(a)	205,432	6,592,313
Ultimate Software Group, Inc. (The)(a)	9,428	2,425,919
		30,740,797
Total Common Stocks (Cost $28,005,858)		36,004,037

MONEY MARKET FUNDS — 0.78%

JPMorgan 100% US Treasury Securities Money Market Fund, Morgan Class, 1.31%(b)	474,582	474,582
Total Money Market Funds (Cost $474,582)		474,582

See accompanying notes which are an integral part of these financial statements.	3

Selective Opportunity Fund
Schedule of Investments (Unaudited) (continued)

June 30, 2018

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 42.42%

U.S. Treasury Bill, 1.82%, 7/26/2018(c)	$25,900,000	$25,870,258
Total U.S. Government & Agency Obligations (Cost $25,867,543)		25,870,258

Total Investments — 102.23% (Cost $54,347,983)		62,348,877
Liabilities in Excess of Other Assets — (2.23)%		(1,360,660)
NET ASSETS — 100.00%		$60,988,217

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2018.
(c)	Discount security. Rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

Selective Opportunity Fund
Schedule of Open Written Option Contracts (Unaudited)

June 30, 2018

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options — (0.71)%
DocuSign, Inc.	(287)	$(1,519,665)	$50.00	January 2020	$(430,500)
Total Written Call Options (Premiums Received $431,510)					$(430,500)

4	See accompanying notes which are an integral part of these financial statements.

Selective Opportunity Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2018

Assets
Investments in securities at fair value (cost $54,347,983)	$62,348,877
Foreign currency	15
Receivable for fund shares sold	188,225
Receivable for investments sold	431,510
Interest receivable	2,345
Prepaid expenses	17,979
Total Assets	62,988,951
Liabilities
Options written, at fair value (premium received $431,510)	430,500
Payable for fund shares redeemed	750
Payable for investments purchased	1,520,583
Payable to Adviser	37,079
Payable to Administrator	9,095
Payable for administrative services fees, Service Class	728
Other accrued expenses	1,999
Total Liabilities	2,000,734
Net Assets	$60,988,217
Net Assets consist of:
Paid-in capital	$47,406,822
Accumulated net investment loss	(141,332)
Accumulated undistributed net realized gain from investment transactions	5,720,823
Net unrealized appreciation (depreciation) on:
Investment securities	8,000,894
Written options	1,010
Net Assets	$60,988,217
Net Assets: Foundation Class	$50,704,131
Shares outstanding (unlimited number of shares authorized, no par value)	3,672,901
Net asset value (“NAV”), offering and redemption price per share	$13.80
Net Assets: Service Class	$10,284,086
Shares outstanding (unlimited number of shares authorized, no par value)	744,046
Net asset value (“NAV”), offering and redemption price per share	$13.82

See accompanying notes which are an integral part of these financial statements.	5

Selective Opportunity Fund
Statement of Operations (Unaudited)

For the six months ended June 30, 2018

Investment Income
Dividend income	$91,182
Interest income	91,375
Total investment income	182,557
Expenses
Investment Adviser	188,076
Administration	22,457
Fund accounting	18,811
Transfer agent	12,239
Legal	10,684
Audit and tax preparation	9,025
Registration	8,583
Report printing	8,477
Trustee	6,042
Chief Compliance Officer	5,951
Custodian	5,871
Offering	3,322
Administrative services fees, Service Class(a)	1,501
Miscellaneous	13,015
Total expenses	314,054
Net investment loss	(131,497)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	5,951,786
Net realized gain on foreign currency translations	2,105
Net change in unrealized appreciation (depreciation) on:
Investment securities	2,414,444
Written options	1,010
Net realized and change in unrealized gain on investments, written options and foreign currency	8,369,345
Net increase in net assets resulting from operations	$8,237,848

(a)	For the period March 16, 2018 (Service Class commencement of operations) to June 30, 2018.

6	See accompanying notes which are an integral part of these financial statements.

Selective Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Period Ended December 31, 2017(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(131,497)	$(434,253)
Net realized gain (loss) on investment securities and foreign currency translations	5,953,891	(238,338)
Net change in unrealized appreciation of investment securities	2,415,454	5,586,450
Net increase in net assets resulting from operations	8,237,848	4,913,859
Capital Transactions - Foundation Class
Proceeds from shares sold	3,587,933	35,834,615
Amount paid for shares redeemed	(737,204)	(1,015,226)
Total – Foundation Class	2,850,729	34,819,389
Capital Transactions - Service Class(b)
Proceeds from shares sold	10,212,592	—
Amount paid for shares redeemed	(46,200)	—
Total – Service Class	10,166,392	—
Net increase in net assets resulting from capital transactions	13,017,121	34,819,389
Total Increase in Net Assets	21,254,969	39,733,248
Net Assets
Beginning of period	39,733,248	—
End of period	$60,988,217	$39,733,248
Accumulated net investment loss	$(141,332)	$(9,835)
Share Transactions - Foundation Class
Shares sold	265,742	3,562,860
Shares redeemed	(57,260)	(98,442)
Total – Foundation Class	208,482	3,464,418
Share Transactions - Service Class(b)
Shares sold	747,434	—
Shares redeemed	(3,388)	—
Total – Service Class	744,046	—
Net increase in shares outstanding	952,528	3,464,418

(a)	For the period January 31, 2017 (commencement of operations) to December 31, 2017.
(b)	For the period March 16, 2018 (Service Class commencement of operations) to June 30, 2018.

See accompanying notes which are an integral part of these financial statements.	7

Selective Opportunity Fund - Foundation Class
Financial Highlights

(For a share outstanding throughout each period)

	For the Six Months Ended June 30, 2018 (Unaudited)		For the Period Ended December 31, 2017(a)
Selected Per Share Data
Net asset value, beginning of period	$11.47		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.13)
Net realized and unrealized gain	2.36		1.60
Total from investment operations	2.33		1.47

Net asset value, end of period	$13.80		$11.47

Total Return (b)	20.31	%(c)	14.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$50,704		$39,733
Ratio of net expenses to average net assets	1.29	%(d)	1.92	%(d)
Ratio of net investment loss to average net assets	(0.55	)%(d)	(1.39	)%(d)
Portfolio turnover rate	34	%(c)	1	%(c)

(a)	For the period January 31, 2017 (commencement of operations) to December 31, 2017.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

8	See accompanying notes which are an integral part of these financial statements.

Selective Opportunity Fund - Service Class
Financial Highlights

(For a share outstanding throughout the period)

	For the Period Ended June 30, 2018(a) (Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$12.92
Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain	0.91
Total from investment operations	0.90

Net asset value, end of period	$13.82

Total Return (b)	6.97	%(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$10,284
Ratio of net expenses to average net assets	1.34	%(d)
Ratio of net investment loss to average net assets	(0.45	)%(d)
Portfolio turnover rate	34	%(c)

(a)	For the period March 16, 2018 (commencement of operations) to June 30, 2018.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.	9

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited)

June 30, 2018

NOTE 1. ORGANIZATION

The Selective Opportunity Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on January 31, 2017. The investment adviser to the Fund is Selective Wealth Management, LLC (the “Adviser”). The investment objective of the Fund is maximizing long-term returns while protecting client principal.

The Fund currently offers two classes of shares, Foundation Class and Service Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 and Accounting Standards update 2013-08, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 5.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

Organization and Offering Costs – The Adviser advanced some of the Fund’s organization and initial offering costs and was subsequently reimbursed by the Fund. Costs of $36,190 incurred in connection with the offering and initial registration of the Fund have been capitalized and expensed over the first twelve months after commencement of operations. There were no unamortized offering costs remaining as of June 30, 2018.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. DERIVATIVE TRANSACTIONS

The Fund may engage in written options transactions, which are sometimes referred to as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure or interest rate exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would.

Written Option Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018, and the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018.

As of June 30, 2018:

	Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Risk:
Options Written		Options written, at fair value	$430,500

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

For the six months ended June 30, 2018:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Contracts Opened/ Written	Contracts Closed/ Expired	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Options Written	Net change in unrealized appreciation (depreciation) on written option contracts	287	—	$—	$1,010

The Fund is not subject to a master netting arrangement and its policy is to not offset assets and liabilities related to its investment in derivatives.

NOTE 5. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$36,004,037	$—	$—	$36,004,037
Money Market Funds	474,582	—	—	474,582
U.S. Government & Agency Obligations	—	25,870,258	—	25,870,258
Total	$36,478,619	$25,870,258	$—	$62,348,877

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(430,500)	$—	$—	$(430,500)
Total	$(430,500)	$—	$—	$(430,500)

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which other significant observable inputs were used in determining fair value. The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of June 30, 2018, based on input levels assigned on December 31, 2017.

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the period January 1, 2018 to February 25, 2018 and for the period prior to January 1, 2018 the annual rates were 0.85% and 1.25%, respectively, of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Adviser earned a fee of $188,076 from the Fund. At June 30, 2018, the Fund owed the Adviser $37,079 for advisory services.

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended June 30, 2018, the Administrator earned fees of $22,457 for administration services, $18,811 for fund accounting services, $12,239 for transfer agent services, and $5,951 for compliance services. At June 30, 2018, the Fund owed the Administrator $9,095 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”). Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust, except that the Independent Chairman of the Board and the Chairman of the Audit Committee receive annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

The Fund has adopted an Administrative Services Plan with respect to Service Class shares, pursuant to which the Fund may pay an annual fee of up to 0.20% of the average daily net assets of the Fund’s Service Class shares to compensate financial intermediaries who provide administrative services to the Service Class shareholders. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that provide administrative and shareholder account services to Service Class shareholders. For the period March 16, 2018 to June 30, 2018, the Service Class incurred fees of $1,501 pursuant to the Administrative Services Plan.

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2018, purchases and sales of investment securities, other than short-term investments, were $10,576,199 and $11,788,491, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2018.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a Fund, under Section 2(a)(9) of the 1940 Act. At June 30, 2018, Pershing, LLC (“Pershing”), for the benefit of its customers, owned 83% of the Fund. As a result, Pershing may be deemed to control the Fund.

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2018

NOTE 9. FEDERAL TAX INFORMATION

At June 30, 2018, the appreciation (depreciation) of investments and written option contracts for tax purposes was as follows:

Gross unrealized appreciation	$8,029,010
Gross unrealized depreciation	(27,106)
Net unrealized appreciation	$8,001,904

At June 30, 2018, the aggregate cost of securities, net of premiums received for options written, for federal income tax purposes was $53,916,473.

At December 31, 2017, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(242,903)
Unrealized appreciation	5,586,450
$5,343,547

As of December 31, 2017, the Fund had short-term capital loss carryforwards of $233,068. This capital loss carryforward, which does not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2018, that would merit recognition or disclosure in the financial statements. There were no other items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period	Annualized Expense Ratio
Foundation Class	Actual	$ 1,000.00	$ 1,203.10	$ 7.05(a)	1.29%
	Hypothetical(b)	$ 1,000.00	$ 1,018.40	$ 6.46(a)	1.29%
Service Class	Actual	$ 1,000.00	$ 1,069.70	$ 3.95(c)	1.34%
	Hypothetical(b)	$ 1,000.00	$ 1,018.15	$ 6.71(a)	1.34%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Assumes a 5% return before expenses.

(c)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 107/365 (to reflect the period since commencement of operations on March 16, 2018).

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (434) 515-1517 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Stephen A. Little

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,
Treasurer and Chief Financial Officer

Lynn E. Wood,
Chief Compliance Officer

INVESTMENT ADVISER

Selective Wealth Management, LLC

828 Main Street, Suite 1101

Lynchburg, VA 24504

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

MUFG Union Bank, N.A.

350 California Street, Suite 2018

San Francisco, CA 94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

This page is intentionally left blank.

 This page is intentionally left blank.

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	8/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	8/27/18

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/27/18